Revenues and Cost of Revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and Cost of Revenues [Abstract]
Payroll and related expenses	$ 206	$ 367	$ 203
Share-based payment	31	55	51
Amortization of and depreciation	863	270	245
Impairment of intangible assets	270
Cost of internet services providers	360
Cost of networks and servers	88
Other	71	99	84
Cost of revenues	$ 1,889	$ 791	$ 583